Fixed assets - Other assumptions that affect the assessment of the recoverable amount (Details) - Orange brand [member]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Perpetuity growth rate	1.20%	1.10%	1.20%
Post-tax discount rate	6.90%	7.40%	7.40%
Pre-tax discount rate	8.30%	8.80%	8.80%